Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Short-term portion	$ 177,453	$ 0
Long term portion	$ 460,352	$ 0
Weighted average remaining lease term in years	4 years 10 months 24 days
Weighted average discount rate	6.50%